UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23853

Mason Capital Fund Trust

(Exact name of registrant as specified in charter)

50 Federal Street, 9th Floor

Boston, MA 02110
(Address of principal executive offices) (Zip code)

Elliot Bruce

Mason Capital Partners

50 Federal Street, 9th Floor

Boston, MA 02110
(Name and address of agent for service)

(617) 228-5190

Registrant’s telephone number, including area code

Date of fiscal year end: 6/30/2026

Date of reporting period: 12/31/2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Fundamentals First ETF
KNOW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Fundamentals First ETF	$51	1.00%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,705,136
Number of Holdings	93
Portfolio Turnover	4%
30-Day SEC Yield	1.94%
Distribution Yield	1.33%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top Holdings (% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.0%
Alphabet, Inc. - Class C	2.8%
KLA Corp.	2.6%
Dollarama, Inc.	2.4%
Parker-Hannifin Corp.	2.2%
Lam Research Corp.	2.1%
Novartis AG - ADR	1.7%
Snap-on, Inc.	1.6%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on this page or visit https://fundamentalsfirstfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Mason Capital Partners at 617-228-5190, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Mason Capital Partners or your financial intermediary.
Fundamentals First ETF	PAGE 1	TSR-SAR-574817102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Mason Capital Fund Trust
Semi-Annual Financial Statements and Additional Information
December 31, 2025

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.6%
Communications - 4.2%
Alphabet, Inc. - Class C	500	$156,900
Comcast Corp. - Class A	520	15,543
Meta Platforms, Inc. - Class A	100	66,009
		238,452
Consumer Discretionary - 4.6%
Cie Generale des Etablissements Michelin SCA	1,990	66,207
Climb Global Solutions, Inc.	395	40,602
Martinrea International, Inc.	4,460	33,664
McDonald’s Corp.	261	79,770
Texas Roadhouse, Inc.	270	44,820
		265,063
Consumer Staples - 3.1%
Church & Dwight Co., Inc.	470	39,409
Dollarama, Inc.	930	138,997
		178,406
Energy - 13.5%
APA Corp.	1,070	26,172
Bonterra Energy Corp.(a)	6,030	19,858
Chord Energy Corp.	325	30,128
Dorchester Minerals LP	1,910	42,708
Enbridge, Inc.	980	46,873
Energy Transfer LP	4,040	66,620
Enterprise Products Partners LP	2,610	83,677
Gaztransport Et Technigaz SA	263	48,401
Global Partners LP	1,500	62,775
Gulf Keystone Petroleum Ltd.	17,110	40,822
Keyera Corp.	880	28,210
Kinder Morgan, Inc.	1,847	50,774
Magnolia Oil & Gas Corp. - Class A	1,580	34,586
Pembina Pipeline Corp.	990	37,679
TotalEnergies SE	1,110	72,616
Vermilion Energy, Inc.	1,970	16,430
Western Midstream Partners LP	1,590	62,805
		771,134
Financials - 7.0%
Banco del Bajio SA(b)	8,520	21,556
CME Group, Inc.	203	55,435
Commonwealth Bank of Australia	280	30,004
FB Financial Corp.	900	50,220
Plumas Bancorp	1,566	69,985
Sabre Insurance Group PLC(b)	16,740	29,334
SpareBank 1 SR-Bank ASA	3,770	74,203
Wintrust Financial Corp.	505	70,609
		401,346

The accompanying notes are an integral part of these financial statements.

1

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - 4.7%
IRadimed Corp.	544	$52,920
Mettler-Toledo International, Inc.(a)	60	83,652
Novartis AG - ADR	700	96,509
Straumann Holding AG	280	33,037
		266,118
Industrials - 20.9%
Cummins, Inc.	104	53,087
Eaton Corp. PLC	132	42,043
Emerson Electric Co.	440	58,397
Fastenal Co.	1,702	68,301
Graco, Inc.	274	22,460
Grupo Aeroportuario del Pacifico SAB de CV - ADR	346	91,216
Honeywell International, Inc.	230	44,871
Hubbell, Inc.	200	88,822
ITT, Inc.	370	64,199
Lincoln Electric Holdings, Inc.	190	45,531
Nordson Corp.	180	43,277
Norfolk Southern Corp.	130	37,534
Parker-Hannifin Corp.	140	123,054
Schneider Electric SE	330	91,098
SFL Corp. Ltd.	5,096	39,800
Snap-on, Inc.	270	93,042
Tennant Co.	330	24,321
Toromont Industries Ltd.	670	81,056
WW Grainger, Inc.	80	80,724
		1,192,833
Materials - 6.7%
AptarGroup, Inc.	340	41,466
Avery Dennison Corp.	321	58,384
Givaudan SA - ADR	710	56,133
Labrador Iron Ore Royalty Corp.	2,010	43,742
Linde PLC	203	86,557
Sherwin-Williams Co.	230	74,527
Solstice Advanced Materials, Inc.(a)	57	2,769
Treatt PLC	6,410	17,626
		381,204
Technology - 11.6%
Agilysys, Inc.(a)	270	32,087
Automatic Data Processing, Inc.	280	72,024
Fiserv, Inc.(a)	714	47,959
Garmin Ltd.	200	40,570
KLA Corp.	121	147,025

The accompanying notes are an integral part of these financial statements.

2

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Lam Research Corp.	693	$118,628
Paychex, Inc.	295	33,093
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	560	170,179
		661,565
Utilities - 2.3%
Atmos Energy Corp.	443	74,260
Chesapeake Utilities Corp.	440	54,894
		129,154
TOTAL COMMON STOCKS (Cost $4,103,298)		4,485,275
EXCHANGE TRADED FUNDS - 10.9%
iShares iBonds Dec 2026 Term Corporate ETF	2,570	62,271
iShares iBonds Dec 2027 Term Corporate ETF	2,580	62,642
iShares iBonds Dec 2028 Term Corporate ETF	2,470	62,874
iShares iBonds Dec 2029 Term Corporate ETF	2,700	63,194
iShares iBonds Dec 2030 Term Corporate ETF	2,890	63,782
iShares iBonds Dec 2031 Term Corporate ETF	3,020	63,873
iShares iBonds Dec 2032 Term Corporate ETF	2,490	63,570
iShares iBonds Dec 2033 Term Corporate ETF	2,430	63,520
State Street SPDR ICE Preferred Securities ETF	1,780	56,408
VanEck Preferred Securities ex Financials ETF	3,510	61,987
TOTAL EXCHANGE TRADED FUNDS (Cost $619,214)		624,121
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.1%
Real Estate - 3.1%
Community Healthcare Trust, Inc.	1,240	20,361
Getty Realty Corp.	1,061	29,040
Precinct Properties New Zealand Ltd.	28,440	19,649
Primaris Real Estate Investment Trust	3,270	37,142
Tanger, Inc.	2,050	68,408
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $175,242)		174,600
BUSINESS DEVELOPMENT COMPANIES - 0.6%
Gladstone Investment Corp.	2,330	32,550
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $32,434)		32,550

The accompanying notes are an integral part of these financial statements.

3

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.8%
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital, 3.66%(c)	387,328	$387,328
TOTAL MONEY MARKET FUNDS (Cost $387,328)		387,328
TOTAL INVESTMENTS - 100.0% (Cost $5,317,516)		$5,703,874
Other Assets in Excess of Liabilities - 0.0%(d)		1,262
TOTAL NET ASSETS - 100.0%		$5,705,136

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $50,890 or 0.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

FUNDAMENTALS FIRST ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$5,703,874
Dividends receivable	5,302
Cash	594
Dividend tax reclaims receivable	221
Total assets	5,709,991
LIABILITIES:
Payable to Adviser	4,855
Total liabilities	4,855
NET ASSETS	$ 5,705,136
Net Assets Consists of:
Paid-in capital	$5,408,252
Total distributable earnings	296,884
Total net assets	$ 5,705,136
Net assets	$5,705,136
Shares issued and outstanding(a)	500,000
Net asset value per share	$11.41
Cost:
Investments, at cost	$5,317,516

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

5

FUNDAMENTALS FIRST ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$62,148
Less: Issuance fees	(45)
Less: Dividend withholding taxes	(1,804)
Total investment income	60,299
EXPENSES:
Investment advisory fee	25,238
Total expenses	25,238
Net investment income	35,061
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(52,157)
Foreign currency translation/transaction	(277)
Net realized loss	(52,434)
Net change in unrealized appreciation (depreciation) on:
Investments	210,350
Foreign currency translation	(2)
Net change in unrealized appreciation	210,348
Net realized and unrealized gain	157,914
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 192,975

The accompanying notes are an integral part of these financial statements.

6

FUNDAMENTALS FIRST ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income	$35,061	$57,522
Net realized gain (loss)	(52,434)	5,028
Net change in unrealized appreciation	210,348	180,535
Net increase in net assets from operations	192,975	243,085
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,238)	(60,015)
From return of capital	—	(4,941)
Total distributions to shareholders	(34,238)	(64,956)
CAPITAL TRANSACTIONS:
Shares sold	1,136,900	2,192,420
Shares redeemed	—	(515,605)
Net increase in net assets from capital transactions	1,136,900	1,676,815
Net increase (decrease) in net assets	1,295,637	1,854,944
NET ASSETS:
Beginning of the period	4,409,499	2,554,555
End of the period	$5,705,136	$4,409,499
SHARES TRANSACTIONS
Shares sold	100,000	200,000
Shares redeemed	—	(50,000)
Total increase in shares outstanding	100,000	150,000

The accompanying notes are an integral part of these financial statements.

7

FUNDAMENTALS FIRST ETF
FINANCIAL HIGHLIGHTS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.02	$10.22	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.17	0.08
Net realized and unrealized gain (loss) on investments(c)	0.39	0.81	0.21
Total from investment operations	0.47	0.98	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.16)	(0.07)
Net realized gains	—	(0.00)(d)	—
Return of capital	—	(0.02)	—
Total distributions	(0.08)	(0.18)	(0.07)
Net asset value, end of period	$11.41	$11.02	$10.22
Total return	4.20%	9.64%	2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,705	$4,409	$2,555
Ratio of expenses to average net assets(e)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets(e)	1.39%	1.61%	2.15%
Portfolio turnover rate(f)(g)	4%	8%	1%

(a)	Inception date of the Fund was February 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

Fundamental First ETF
Notes to the Financial Statements
December 31, 2025 (Unaudited)
1. ORGANIZATION
Fundamentals First ETF (the “Fund”) is a series of Mason Capital Fund Trust (the “Trust”). The Trust was organized on September 22, 2022 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund commenced operations on February 21, 2024 and seeks income and capital growth. The Fund primarily invests in publicly-traded equity securities and fixed income securities. The majority of the Fund’s assets are expected to be held in equities with the balance allocated to fixed income securities. The Fund expects to invest in both U.S. and non-U.S. based companies. Albert D. Mason Inc., doing business as Mason Capital Partners, serves as the Fund’s investment advisor (the “Adviser”). Organizational costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Distributions received from the Fund’s investments and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.
Federal Income Taxes: The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense in the Statement of Operations. Based on this evaluation, management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of December 31, 2025. The Fund’s Federal

9

Fundamental First ETF
Notes to the Financial Statements
December 31, 2025 (Unaudited)(Continued)
income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.
Operating Segments: Management has evaluated the impact of adopting Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expense, assets, and performance are regularly monitored and assessed by the portfolio managers of the Fund, who collectively serve as the Chief Operating Decision Makers, using the information presented in the financial statements and financial highlights.
Guarantees and Indemnifications: In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its NAV each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s NAV per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Trust’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred

10

Fundamental First ETF
Notes to the Financial Statements
December 31, 2025 (Unaudited)(Continued)
after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
If market quotations are not readily available, a security will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Fair Valuation Measurement:
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,485,275	$—	$—	$4,485,275
Exchange Traded Funds	624,121	—	—	624,121
Real Estate Investment Trusts - Common	174,600	—	—	174,600
Business Development Companies	32,550	—	—	32,550
Money Market Funds	387,328	—	—	387,328
Total Assets	$5,703,874	$—	$—	$5,703,874

Refer to the Schedule of Investments for additional information.

11

Fundamental First ETF
Notes to the Financial Statements
December 31, 2025 (Unaudited)(Continued)
4. INVESTMENT ADVISORY AGREEMENT
The Adviser serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management fee at an annual rate of 1.00% based on the Fund’s average daily net assets for services provided to the Fund. The Adviser bears the costs of all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses and expenses incidental to a meeting of the Fund’s shareholders.
5. SERVICE AND CUSTODY AGREEMENTS
The Fund has entered into service agreements with U.S. Bancorp Fund Services, LLC (“Fund Services”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the period ended December 31, 2025, the aggregate purchases and sales of investments in the Fund, excluding in-kind and short-term securities, were $1,250,447 and $345,753, respectively. For the period ended December 31, 2025, the in-kind transactions associated with creation and redemption of Fund shares were $1,057,342 and $0, respectively.
For the period ended December 31, 2025, there were no long-term purchases or sales of U.S. Government Securities in the Fund.
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of December 31, 2025, were as follows:

Tax cost of investments	$5,317,516
Gross unrealized appreciation	664,552
Gross unrealized depreciation	(278,194)
Net unrealized appreciation/(depreciation)	$386,358

At June 30, 2025, the Fund had no short-term or long-term capital loss carryforwards.

12

Fundamental First ETF
Notes to the Financial Statements
December 31, 2025 (Unaudited)(Continued)
The tax character of distributions during the period ended December 31, 2025 and year ended June 30, 2025 were as follows:

	Period Ended December 31, 2025	Year Ended June 30, 2025
Distributions paid from:
Ordinary Income	$34,238	$59,248
Long-Term Capital Gains	—	767
Return of Capital	—	4,941
Total Distributions paid	$34,238	$64,956

8. SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. under the symbol KNOW. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund for in-kind and cash purchases is $500 and is payable to the Fund’s custodian. The standard fixed transaction fee may be waived, with the approval of the Board, on certain orders if the Fund’s custodian has determined to waive some or all of the creation order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
9. PRINCIPAL INVESTMENT RISKS
Shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives. A description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks”.
10. SUBSEQUENT EVENTS
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

13

FUNDAMENTALS FIRST ETF
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.fundamentalsfirstfund.com.
FEDERAL TAX INFORMATION
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025 was 48.20% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) was 2.57% for the Fund.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-617-228-5190, by accessing the SEC website at www.sec.gov or by accessing the Fund’s website at www. fundamentalsfirstfund.com. Information on how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, 2025 is available without charge, upon request, by calling 1-617-228-5190, by accessing the Fund’s website at www.fundamentalsfirstfund.com, or by accessing the website of the SEC.

14

FUNDAMENTALS FIRST ETF
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustees and Officers compensation for the Trust can be obtained from the Fund’s most recent SAI. During the period ended December 31, 2025, the Fund paid $2,000 in aggregate to the Independent Trustees.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
In connection with the meeting of the Board of Trustees (the “Board”) of Mason Capital Fund Trust (the “Trust”) held on October 30, 2025 (the “Meeting”), the Board discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Mason Capital Partners (the “Adviser”) and the Trust, with respect to the Fundamentals First ETF (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.
The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.
Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Fund, noting no changes since the last approval of the advisory agreement. The Board observed the investment advisory services provided by the Adviser, including providing research and portfolio management services to the Fund. The Board reviewed the Adviser’s practices for monitoring compliance with the Fund’s investment limitations, which involved regular compliance reporting by various service providers. The Board noted that the Adviser did not report any material compliance issues nor material litigation since the last approval of the advisory agreement. The Board concluded that it expected the Adviser to continue to provide satisfactory services to the Fund and its shareholders.
Performance. The Board observed that the Fund underperformed its benchmark index and broad-based index, S&P 500 Index, for the 1-year and since inception periods ended September 30, 2025 with annualized net returns of 6.43% and 9.99%, respectively. The Board acknowledged the Adviser’s explanation that the underperformance was attributed to differences in the composition of the index, which had significant exposure to the performance of a small sub-set of large technology companies that performed well, compared to the Fund, which had exposure to small and mid-capitalization companies. The Board concluded that the Fund’s performance was acceptable.
Fees and Expenses. The Board noted that the Fund’s advisory fee and net expense ratio of 1.00% were higher than the averages of the peer group selected by the Adviser, but within the range of each. The Board concluded that the advisory fee was not unreasonable.
Profitability. The Board reviewed the profitability analysis for the Fund provided by the Adviser and noted that the Adviser was operating the Fund at a loss. After discussion, the Board determined that excessive profitability was not an issue for the Adviser at this time.

15

FUNDAMENTALS FIRST ETF
FORM N-CSR ITEMS (Unaudited)(Continued)
Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by the Adviser. The Board noted that there were no breakpoints at this time, but the Adviser was open to considering breakpoints as the Fund’s assets grew.
Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Incorporated by reference to previous Form N-CSR filing.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Mason Capital Fund Trust

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	3/6/2026

By (Signature and Title)*	/s/ Gregg Picillo
Gregg Picillo, Principal Financial Officer

Date	3/6/2026